Calvert
Conservative Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited)

Mutual Funds(1) — 89.1%

Security	Shares	Value
Equity Funds — 34.1%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	94,344	$ 2,360,492
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	176,825	4,035,158
Calvert US Large-Cap Core Responsible Index Fund, Class R6	560,536	15,470,782
Calvert US Large-Cap Growth Responsible Index Fund, Class I	231,439	8,262,363
Calvert US Large-Cap Value Responsible Index Fund, Class I	740,930	15,930,001
Calvert US Mid-Cap Core Responsible Index Fund, Class I	43,401	1,177,025
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	87,400	5,847,932
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	474,154	4,594,549
Calvert Emerging Markets Equity Fund, Class R6	244,685	4,022,628
Calvert International Equity Fund, Class R6	448,700	9,207,314
Calvert International Opportunities Fund, Class R6	362,194	5,777,000
Calvert Mid-Cap Fund, Class I	46,659	1,756,724
		$78,441,968
Income Funds — 55.0%
Calvert Management Series:
Calvert Flexible Bond Fund (formerly, Calvert Absolute Return Bond Fund), Class R6	1,272,788	$18,340,873
Calvert Floating-Rate Advantage Fund, Class R6	1,776,053	15,984,479
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,016,497	67,557,476
The Calvert Fund:
Calvert High Yield Bond Fund, Class I	180,083	4,579,509
Calvert Short Duration Income Fund, Class R6	284,166	4,589,279
Calvert Ultra-Short Duration Income Fund, Class R6	1,569,772	15,446,557
		$126,498,173
Total Mutual Funds (identified cost $195,602,653)		$204,940,141

U.S. Treasury Obligations — 5.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/45(2)	$3,176	$ 3,890,942
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(2)	3,348	3,485,233
0.875%, 1/15/29(2)(3)	5,407	6,166,875
Total U.S. Treasury Obligations (identified cost $11,993,978)		$ 13,543,050

Short-Term Investments — 3.4%

Other — 3.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	7,780,148	$ 7,780,148
Total Short-Term Investments (identified cost $7,780,148)		$ 7,780,148
Total Investments — 98.4% (identified cost $215,376,779)		$226,263,339

Other Assets, Less Liabilities — 1.6%	$ 3,570,176
Net Assets — 100.0%	$229,833,515

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.

Calvert
Conservative Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	186	Long	9/30/20	$41,074,031	$11,043
U.S. 5-Year Treasury Note	73	Long	9/30/20	9,179,180	24,628
U.S. Ultra 10-Year Treasury Note	38	Long	9/21/20	5,984,406	37,070
U.S. Ultra-Long Treasury Bond	7	Long	9/21/20	1,527,094	17,702
					$90,443

Calvert
Conservative Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

During the fiscal year to date ended June 30, 2020, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At June 30, 2020, the value of the Fund's investment in affiliated funds was $212,720,289, which represents 92.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Bond Fund, Class R6	$65,755,067	$3,057,336	$(1,735,000)	$(63,301)	$543,374	$67,557,476	$1,288,491	$600,861	4,016,497
Cash Reserves Fund, LLC	—	9,296,912	(1,516,764)	—	—	7,780,148	672	—	7,780,148
Emerging Markets Advancement Fund, Class I	—	4,776,685	—	—	(182,136)	4,594,549	—	8,435	474,154
Emerging Markets Equity Fund, Class R6	5,944,697	1,495,984	(3,463,250)	(115,195)	160,392	4,022,628	38,984	—	244,685
Equity Fund, Class R6	—	5,512,619	—	—	335,313	5,847,932	14,722	111,897	87,400
Flexible Bond Fund, Class R6	18,508,464	796,226	(167,000)	(8,172)	(788,645)	18,340,873	432,226	—	1,272,788
Floating-Rate Advantage Fund, Class R6	14,706,589	2,866,944	(825,000)	(63,847)	(700,207)	15,984,479	526,962	—	1,776,053
High Yield Bond Fund, Class I	—	4,021,040	—	—	558,469	4,579,509	57,041	—	180,083
International Equity Fund, Class R6	6,077,200	2,562,870	—	—	567,244	9,207,314	94,870	—	448,700
International Opportunities Fund, Class R6	6,600,283	130,861	(1,081,000)	78,221	48,635	5,777,000	99,861	—	362,194
International Responsible Index Fund, Class R6	2,255,256	1,973,514	(137,000)	7,095	(63,707)	4,035,158	39,514	—	176,825
Mid-Cap Fund, Class I	1,626,757	280,682	—	—	(150,715)	1,756,724	3,614	73,067	46,659

Calvert
Conservative Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Short Duration Income Fund, Class R6	$6,518,473	$282,080	$(2,175,000)	$(12,421)	$(23,853)	$4,589,279	$133,080	$ —	284,166
Small-Cap Fund, Class R6	3,311,467	392,430	(1,194,000)	58,820	(208,225)	2,360,492	8,291	39,139	94,344
Ultra-Short Duration Income Fund, Class R6	22,011,207	31,563,264	(37,418,725)	(786,675)	77,486	15,446,557	352,694	—	1,569,772
US Large-Cap Core Responsible Index Fund, Class R6	25,452,806	4,261,836	(16,249,000)	1,703,048	302,092	15,470,782	252,836	—	560,536
US Large-Cap Growth Responsible Index Fund, Class I	8,651,072	134,055	(2,046,000)	615,022	908,214	8,262,363	60,370	73,685	231,439
US Large-Cap Value Responsible Index Fund, Class I	12,478,256	5,275,505	(107,000)	(14,980)	(1,701,780)	15,930,001	286,521	107,984	740,930
US Mid-Cap Core Responsible Index Fund, Class I	1,080,209	95,222	(1,000)	37	2,557	1,177,025	10,569	10,653	43,401
Totals				$1,397,652	$(315,492)	$212,720,289	$3,701,318	$1,025,721
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Conservative Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$204,940,141	$ —	$ —	$204,940,141
U.S. Treasury Obligations	—	13,543,050	—	13,543,050
Short-Term Investments	—	7,780,148	—	7,780,148
Total Investments	$204,940,141	$21,323,198	$ —	$226,263,339
Futures Contracts	$ 90,443	$ —	$ —	$90,443
Total	$205,030,584	$21,323,198	$ —	$226,353,782
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.